Certificates of Deposit with Other Banks - Summary of Contractual Maturity of Certificate of Deposit (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Certificates of Deposit with Other Banks [Abstract]
Due in one year or less		$ 7,205	$ 4,472
Due after one year through five years		5,623	11,583
Due after five years through ten years		0	996
Certificates of deposit with other banks	$ 11,088	$ 12,828	$ 17,051